Shareholder Report, Average Annual Return (Details) 74200165400_Putnam International Equity Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	16.40%	8.62%	9.39%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	23.50%	9.91%	10.04%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	27.66%	8.79%	9.93%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Average Annual Return, Percent	20.23%	9.05%	9.66%